Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Impairment related to property, plant and equipment	$ 0	$ 0	$ 0
Number of fixed price contracts | item	6
Sale and Purchase Agreement Term of Agreement	20 years
Sale and Purchase Agreement Number of Unaffiliated Counterparties | item	6
Provision for income taxes	$ 0
Taxes, Difference in Bases, Amount	311,200,000
Designated as Hedging Instrument [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Derivative instruments designated as cash flow hedges	0	$ 0
Sabine Pass LNG Terminal [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Asset Retirement Obligation	$ 0
Maximum [Member] | Sabine Pass LNG Terminal [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property Lease Term	90 years